Cash and cash equivalents (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Non-interest bearing
Cash and demand deposits with banks	$ 93,145	$ 91,826
Interest bearing
Demand deposits with banks	165,741	151,104
Cash equivalents	1,739,226	1,403,718
Sub-total - Interest bearing	1,904,967	1,554,822
Cash and cash equivalents	$ 1,998,112	$ 1,646,648